MANAGERS MONEY MARKET FUND

Annual Report
November 30, 1999
TABLE OF CONTENTS

	Page
President's Message.....................................................	1
The Managers Funds Performance............................................	4
	Complete performance table for all of The Managers Funds as of December 31,
 1999
Managers Money Market Fund
	Statement of Assets and Liabilities......................................	5
		Fund balance sheet and Net Asset Value (NAV) per share computation
	Statement of Operations..................................................	5
		Detail of sources of income and fund level expenses
Statement of Changes in Net Assets.....................................	6
Detail of changes in fund assets and distributions to shareholders for the last two years
Financial Highlights...................................................	7
Historical net asset values, distributions, total returns, expense ratios and net assets
Notes to Financial Statements..........................................	8
Accounting and distribution policies, details of agreements and transactions with fund
management and description of certain investment risks
Report of Independent Accountants........................................10
The Prime Money Market Portfolio (The commingled investment pool which holds all investable assets of the Fund.)
Schedule of Investments................................................	11
Detailed portfolio listings by security type, as valued at November 30,
 1999, of
which	Managers Money Market Fund owns a pro rata share
Statement of Assets and Liabilities.....................................15
Portfolio's balance sheet
Statement of Operations.................................................15
Detail of the Portfolio's sources of income, expenses, and realized gains
(losses) during the
			year
	Statement of Changes in Net Assets......................................	16
		Detail of changes in the Portfolio's assets during the past two years
	Supplemental Data.......................................................	17
		Historical ratios of the Portfolio's expenses, net investment income and impact of expense
			reimbursements on the expense ratios
	Notes to Financial Statements.........................................	17
		The Portfolio's accounting policies and details
of agreements and
transactions with
			Portfolio management
Report of Independent Accountants.............................     20

Investments in Managers Money Market Fund are not deposits or obligations of, or guaranteed or endorsed by,
 any bank. Shares of the Fund are not federally insured by the
Federal Deposit Insurance Corporation, the Federal Reserve
Board, or any
other governmental agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to continue to do so.

Dear Fellow Shareholder:
	From an investment standpoint, 1999 was among the
most diverse
years of the century.  While the NASDAQ Composite Index
returned more
than 86% for the year, the largest ever calendar year
return for any
broad U.S. stock index, there were significant portions of
the
financial markets that actually diminished in value during
the year.
 For example, the S&P 500 and the Russell 2000 indices
soared to record
highs despite the fact that a majority of the stocks in
those indices
lost value during the year.  Medium and long-term domestic
bonds also
went down in price in 1999 due to a steady rise in interest
rates.  For
the first time in several years, individual security
selection was an
extremely important factor in the success of any investment
portfolio.
The U.S. economy continued to grow as low levels of
unemployment and
healthy stock market returns have enabled consumers to
expand their
spending habits.  In addition, a rebound in some of the
emerging
economies, particularly in the Far East has had a positive
effect on
U.S. businesses prospects for export growth.  More than
anything else,
the swiftly expanding development of the internet
invigorated almost
all parts of the U.S. economy.  While these factors drove
stock prices
higher, they have also raised the specter of price
inflation.  Early in
the year, Federal Reserve Chairman Alan Greenspan noted the
strength
and publicly questioned the suitability of the third
interest rate cut
in late 1998. Then, at its May meeting, the Federal Reserve
Board
changed its policy bias from neutral to tightening, citing
"the
persistent strength in domestic demand, the reduced risks
of economic
weakness abroad, and the recovery in U.S. financial
markets."  As a
result, the Federal Open Market Committee (FOMC) voted to
increase
short-term rates by 25 basis points at the end of June,
again in
August, and a third time in mid-November.  Given all these
factors,
interest rates for all maturity horizons rose throughout
the year, and
thus, bond prices moved lower in general.  The yield on 5-
year treasury
notes rose more than one and a half percentage points
during the year
ended November 30th, 1999.  Although prices for below
investment grade
bonds bucked this trend as investors' confidence in the
respective
companies improved with the perceived improvement in the
global
economy, many high quality and government bonds had
negative total
returns for the period.  Short-term bonds, treasury bills
and
commercial paper, however, are far less interest rate
sensitive and
thus provided steady returns throughout the period.  For
the year ended
November 30, 1999, the Managers Money Market Fund returned
4.84%.
Meanwhile, an index of 3-month U.S. Treasury Bills returned
4.80%, and
the return for the IBC All Taxable Money Fund Average (an
index
compiled by IBC Financial Data Corp. which serves as an
appropriate
benchmark for the Fund) was 4.70%.
Changes in the portfolio's maturity positioning along with
the
manager's changes in asset mix added marginally to the
overall
performance during the period.  Early in the year the
management team
at J.P. Morgan Investment Management, Inc. ("JPMIM")
maintained the
Fund's average maturity near the maximum target range of 60
days in
order to take advantage of a steep yield curve and in the
belief that
the Fed would wait until mid year before raising rates.  In
case there
was an increase, they utilized a bar-bell maturity
structure and also
increased their position in floating rate notes.   From
mid-year
forward, the manager targeted a maturity of 50 days while retaining the bar-bell structure in order to maintain both liquidity and duration.
Throughout the year, the manager's heavy allocation in floating rate notes enabled the portfolio to benefit from the steady rise in interest rates. For a short period during the fourth quarter there was a premium yield available for securities with maturities beyond the year-end, however a flood of cash into money instruments as January 1, 2000, approached sent yields dramatically lower late in the year.
	As of November 30, 1999, the 30-day average annualized yield for the Fund was 5.17%. For comparison, the 30-day average yield for the
IBC All Taxable Money Fund Average for the same period was
4.88%.  The
average seven-day simple yield for the IBC All Taxable
Money Fund
Average was 5.15% on December 31, 1999, and the seven-day compound yield was 5.28%. The simple and compound yields for the Managers Money
Market Fund for the same period were 5.41%, and 5.55%, respectively.
  	The accompanying chart provides a breakdown of the portfolio as of November 30, 1999.









	Looking forward, the management team expects the rising rate environment to continue, with a quarter percentage point hike from the Federal Reserve at its February meeting. Eventually, these incremental steps will bring about the desired slow down and "soft landing." The current strength in oil prices may translate into increasing headline inflation, noticeable as early as the first quarter of 2000. Global synchronized growth and the central bank activity in response will be a significant theme for 2000. As such, the manager currently intends to keep the Fund bar-belled to maintain liquidity, yet opportunistically capture higher yields along the yield curve.
	In addition to the Managers Money Market Fund, we were very pleased with the performance of many of our fixed-income and equity mutual funds during the past year. Please see page 4 for the performance results of all of our funds.
	Finally, we at The Managers Funds would like to thank Robert (Skip) Johnson of JPMIM for his excellent service as one of the portfolio managers of the Fund. After more than ten years managing short-term fixed income portfolios at JPMIM, Skip is retiring. Going forward the management team will be headed by former co-manager John Donohue and Mark Settles.
	As always, should you have any questions on this report, please feel free to contact us at 1-800-835-3879, or visit our website at www.managersfunds.com.
	We thank you for your continued investment in The
Managers Funds.

Sincerely,


/s/ Peter M. Lebovitz
Peter M. Lebovitz
President



The Managers Funds Performance (unaudited)
All periods ending December 31, 1999
 Average Annual Total Returns*
Since		Inception 		Morningstar
Equity Funds:			1 Year		3 Years
	5 Years		10 Years		Inception
	Date		Rating**
Income Equity			4.15%	0.00%	13.96%	0.00%
	18.41%	0.00%	12.61%	0.00%	14.45%
	Oct. '84		PPP
Capital Appreciation			103.02%	0.00%
	53.28%	0.00%	40.43%	0.00%	24.65%	0.00%
	21.98%		Jun. '84		PPPPP
Special Equity			54.11%	0.00%	24.33%
	0.00%	26.28%	0.00%	18.39%	0.00%	18.02%
	Jun. '84		PPPP
International Equity			25.28%	0.00%
	16.72%	0.00%	15.83%	0.00%	12.57%	0.00%
	14.81%		Dec. '85		PPPP
Emerging Markets
	Equity		90.06%		__		__
	__		22.64%		Feb. '98		N/A


Income Funds:
Short & Intermediate
	Bond		2.21%	0.00%	4.45%	0.00%	6.53%	0.00%	6.28%
	0.00%	7.79%		Jun. '84		PPPP
Bond			3.66%	0.00%	5.74%	0.00%	10.19%	0.00%
	8.79%	0.00%	10.28%		Jun. '84		PPPP
Global Bond			(9.97)%		2.46%	0.00%	5.97%
	__		4.90%		Mar. '94		P
Money Market			4.89%	0.00%	5.16%	0.00%	5.28%
	0.00%	4.81%	0.00%	5.82%		Jun. '84		N/A

Past performance is not a guarantee of future results. Investment returns and principal value of mutual fund shares will fluctuate so that the redemption price may be more or less than the original purchase price. For a prospectus including fees and expenses, please visit our website at www.managersfunds.com, or call The Managers
Funds at (800) 835-3879 or your investment adviser.  Read
the prospectus carefully before you invest.
*	Total return equals income yield plus share price
change and assumes reinvestment of all dividends and
capital gain distributions. Returns are net of fees and may reflect fee waivers or the reimbursement of fund expenses as described in the prospectus.  No adjustment has been
made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized.
**	Morningstar proprietary ratings reflect risk-adjusted
performance through 12/31/99 and are subject to change every month. The ratings are by asset class and are calculated from the funds' three-, five- and ten-year returns (with fee adjustments) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill returns. For the three-, five- and ten-year periods, respectively, each of the Equity Funds rated, other than the International Equity Fund, was rated against 3,487, 2,198 and 788 equity funds, the International Equity Fund was rated against 1,114, 648 and 133 international equity funds, and each of the Income Funds was rated against 1,628, 1,232 and 397 taxable fixed-income funds. Ten percent of the funds in each asset class receive five stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars and 10% receive 1 star.



Managers Money Market Fund
Statement of Assets and Liabilities
November 30, 1999
Assets:
	Investment in The Prime Money Market Portfolio
("Portfolio")			53,672,495
	Prepaid expenses			11,128

	    Total assets			53,683,623

Liabilities:
	Dividends payable to shareholders
	27,269
	Administration fee payable			4,050
	Other accrued expenses			25,189

	    Total liabilities			56,508

Net Assets				53,627,115

	Shares outstanding			53,627,115

	Net asset value, offering and redemption price per
share			1.00

Net Assets Represent:
	Paid-in capital			53,627,115


Statement of Operations
For the year ended November 30, 1999
Investment Income from Portfolio:
Investment Income Allocated from Portfolio:
	Interest income			2,501,849
Expenses:
	Administration fees		119,680
	Transfer agent fees		43,097
	Registration fees		22,564
	Reports to shareholders		16,244
	Audit fees		9,164
	Accounting fees		6,000
	Trustees' fees		3,436
	Legal fees		2,004
	Miscellaneous expenses		7,619
	Allocated Portfolio expenses		72,500

	   Total expenses		302,308
	Less: Waiver of administration fees		(71,808)

	   Net expenses 			230,500

Net investment income				2,271,349



Managers Money Market Fund
Statement of Changes in Net Assets
	For the			For the
year ended				year ended
November 30, 1999				November 30, 1998
Increase (Decrease) in Net Assets
From Operations:
Net investment income 	2,271,349 		1,894,525
Distributions to Shareholders:
From net investment income 	(2,271,349)	(1,894,525)

From Capital Share Transactions
(at a constant $1.00 per share):
Proceeds from sale of shares			1,003,865,434
601,974,751
Net asset value of shares issued in
connection with reinvestment of
dividends 	1,928,925 		1,674,537
Cost of shares repurchased	(997,448,861)(594,911,842)

Net increase from capital share
transactions	8,345,498 	8,737,446

Total increase in net assets		8,345,498 	8,737,446

Net Assets:
Beginning of year		45,281,617 	36,544,171

End of year		53,627,115 	45,281,617



Managers Money Market Fund
Financial Highlights
For a share of capital stock outstanding throughout each period	Eleven months
ended				Year ended
Year ended November 30,		November 30,
 December 31,
1999		1998		1997		1996		1995
1994

Net Asset Value,
Beginning of Period	$1.000 	$1.000
$1.000 		$1.000 			$1.000
$1.000

Income from Investment
Operations:
Net investment income 	0.047 	0.052 	0.052
0.054 			0.044 				0.035

Less Distributions to
Shareholders from:
Net investments income	(0.047)	(0.052)	(0.052)
(0.054)		(0.044)	(0.035)

Net Asset Value,
End of Period	$1.000 	$1.000 	$1.000
$1.000 			$1.000 	$1.000



Total Return (c)	4.84%		5.30%		5.35%		5.53%
4.92%	(b)			3.61%


Ratio of net expenses to
average net assets	0.48%		0.50%		0.40%
0.12%			1.13%	(b)			0.73%

Ratio of net investment
income to average net assets	4.74%		5.17%		5.22%
5.35%			4.85%	(b)			3.84%

Net assets at end of period
(000's omitted)	$53,627 		$45,282
$36,544 	$36,091 	$11,072 	$17,269


Expense Waiver/Reimbursement (a)

Ratio of total expenses to
average net assets	0.63%	0.70%	0.74%	0.75%	1.18%	(b)
1.03%

Ratio of net investment
income to average net assets	4.59%	4.97%	4.88%	4.71%	4.80%
(b)			3.54%


(a)		Ratio information assuming no waiver or
reimbursement of investment advisory and management
fees and/or administrative fees in effect for the periods
presented, if applicable. (See Note 2).
(b)		Annualized.
(c)		The total returns would have been lower had
certain expenses not been reduced during the periods shown.

Managers Money Market Fund (the "Fund") is a series of
The Managers Funds (the "Trust"), a no-load, diversified, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Currently the Trust is comprised of 9 investment series, (collectively the "Funds").

The Fund invests all of its investable assets in The
Prime Money Market Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment included in the statement of assets and liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (0.35% at November 30, 1999). The performance of the Fund is directly affected by the performance of the Portfolio.
The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

(1) Summary of Significant
	Accounting Policies
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

	(a) Valuation of Investments
Valuation of securities by the Portfolio is discussed in
Note 1(a) of the Portfolio's Notes to Financial
Statements, which are included elsewhere in this report.

	(b) Security Transactions
The Fund records its share of interest income, expenses and realized gains and losses and adjusts its investment in the Portfolio each day.

	(c) Investment Income
	and Expenses
All the net investment income and realized gains and losses of the Portfolio are allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination. Expenses incurred by the Trust with respect to one or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

	(d) Dividends and Distributions
Dividends resulting from net investment income normally will be declared daily, payable on the third to the last business day of the month.

Distributions classified as capital gains for federal income tax purposes, if any, will be made on an annual basis and when required for federal excise tax purposes.
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.
Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

	(e) Federal Taxes
The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains, if any, to its shareholders and to meet certain diversification and income requirements with respect to investment companies.
Therefore, no federal income or excise tax provision is included in the accompanying financial statements.

	(f) Capital Stock
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.
Dividends and distributions to shareholders are recorded as of the ex-dividend date.

(2)	Agreements and Transactions
	with Affiliates
Effective April 1, 1999, the Trust entered into an
Administrative and Shareholder Servicing Agreement under which The Managers Funds LLC (formerly The Managers
Funds, L.P.), a subsidiary of Affiliated Managers Group,
Inc., serves as the Fund's administrator (the
"Administrator") and is responsible for all aspects of managing the Fund's operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, dealers and registered investment advisers, that advise or act as an intermediary with the Fund's shareholders.

Under the terms of the Agreement, the Trust is required to pay the Administrator 0.25% of the Fund's average daily net assets per annum. The Administrator voluntarily waived 0.15% of its fee for the year ended
November 30, 1999, reducing the effective fee to 0.10% of the Fund's average daily net assets. (Effective
December 1, 1999, the Administrator has elected to voluntarily waive 0.10% of its fees, which makes its effective fee 0.15% of the Fund's average daily net assets). This waiver may be modified or terminated at any time at the sole discretion of the Administrator.

Effective April 1, 1999, the aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $16,000. In addition, the in-person and telephonic meeting fees the Trustees receive are $1,000 and $500 per meeting, respectively. The Trustee fee expense shown in the financial statements represents the Fund's allocated portion of the total fees paid by the Trust.

Report of Independent Accountants

To the Trustees of The Managers Funds and the Shareholders of
Managers Money Market Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Managers Money Market Fund (the "Fund"), a series of The Managers Funds, at November 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
January 17, 2000

CERTIFICATES OF DEPOSIT-DOMESTIC (1.1%)
 171,000 	Nationsbank Corp., (Series 1)	01/05/00
	5.000	 170,996,836

CERTIFICATES OF DEPOSIT-FOREIGN (16.0%)
 200,000 	Abbey National PLC, (MTN, Series 1A)
05/11/00		5.220	 199,957,288
 50,000 	Bank of Nova Scotia	02/25/00
5.160	 49,994,327
 50,000 	Barclays Bank PLC	01/10/00		4.980
49,996,830
 325,000 	Bayerische Hypo Vereinsbank	02/22/00-
04/25/00		5.130-5.150	 324,953,011
 452,000 	Bayerische Landesbank	08/04/00-10/02/00
5.875-5.930	 451,530,943
 100,000 	Canadian Imperial Bank	02/07/00
5.010	 99,994,610
 124,500 	Commerzbank	01/10/00-02/08/00		5.050-
5.010	 124,493,949
 375,000 	Deutsche Bank	01/11/00-12/1/00
4.970-6.190	 374,826,960
 75,000 	Dresdner Bank	01/07/00		6.350
75,000,000
 100,000 	Norddeutsche Landesbank Girozentra	02/18/00
5.090	 99,991,657
 75,000 	Rabobank Nederland	01/10/00
4.980	 74,995,245
 500,000 	Union Bank of Switzerland	01/13/00-
07/03/00		5.080-5.760	 499,915,330
 50,000 	Westdeutsche Landesbank Girozentra	01/26/00
6.030	 50,000,000
Total Certificates of Deposit-Foreign	 2,475,650,150

COMMERCIAL PAPER-DOMESTIC (33.8%)
 675,847 	Alpine Securitization Corp.	12/14/99-
02/29/00		5.490-6.753	 670,005,360
 397,450 	Aspen Funding Corp.	12/01/99-01/19/00
5.490-6.430	 396,989,569
 230,000 	Asset Securitization Corp.	12/03/99-
01/28/00		5.597-6.446	 228,259,425
 106,643 	Associates Corp.	12/01/99		5.600
106,643,000
 250,000 	Associates First Capital Corp.	12/01/99
5.600	 250,000,000
 50,000 	BankAmerica Corp.	01/25/00		6.442
49,546,250
 65,750 	Bavaria Trust Corp.	03/17/00
6.140	 64,591,138
 83,000 	BBL North America Funding Corp.
12/07/99-01/21/00		5.608-6.438	 82,360,878
 440,000 	Citibank Capital Markets Corp.
12/07/99-02/10/00		5.608-6.435	 436,146,951
 417,000 	CXC, Inc.	12/02/99-02/22/00		5.597-
6.442	 414,582,981
 188,846 	Enterprise Funding Corp.	12/02/99-
12/15/99		5.598-5.667	 188,601,374
 100,000 	General Electric Capital Corp.	02/23/00
6.156	 98,665,334
 43,562 	General Electric Co.	12/01/99
5.600	 43,562,000
 451,000 	General Motors Acceptance Corp.
02/16/00-03/17/00		6.140-6.149	 444,255,887
 59,905 	Gillette Co.	12/01/99		5.600
59,905,000
 117,763 	Monte Rosa Capital Corp.	12/07/99-
01/18/00		5.608-6.434	 117,174,099
 555,150 	Newport Funding Corp.	12/01/99-02/04/00
5.600-6.436	 553,917,258
 10,598 	Parthenon Receivable Funding LLC	01/26/00
6.443	 10,499,580
 386,557 	Receivable Capital Corp.	12/01/99-
01/27/00		5.600-6.445	 384,195,040
 263,700 	Trident Capital, Inc.	12/10/99-01/21/00
5.490-6.112	 262,760,038
 346,848 	Windmill Funding Corp.	12/01/99-02/01/00
5.489-6.443	 345,404,975
Total Commercial Paper-Domestic	 5,208,066,137

COMMERCIAL PAPER-FOREIGN (1.8%)
 150,000 	CS First Boston, Inc.	02/11/00-02/16/00
6.149-6.183	 148,179,444
 123,516 	France Telecommunication	01/27/00-
02/10/00		6.202-6.445	 122,187,091
Total Commercial Paper-Foreign	270,366,535

FLOATING RATE NOTES (35.9%) (v)
 200,000 	American Express Centurion Bank,
   (due 06/12/00)	   12/13/99	(a)	5.720	 200,000,000
 25,000 	AT&T Capital Corp., (due 06/14/00)	12/14/99
(a)	6.963	 25,187,833
 16,500 	AT&T Capital Corp., (Series G, due 12/01/00)
01/07/00	(a)	6.830	 16,610,037
 150,000 	Bankers Trust Co., (due 04/14/00)	01/14/00
(a)	6.149	 149,972,889
 98,000 	Bayerische Hypo Vereinsbank, (due 05/15/00)
12/15/99	(a)	5.348	 97,970,708
 62,000 	CIT Group, Inc.	01/14/00		6.149
61,998,052
 200,000 	CIT Group, Inc.	02/14/00		5.750
199,977,604
 50,000 	CIT Group, Inc., (due 03/14/00)	12/14/99
(a)	5.650	 49,995,962
 175,000 	CIT Group, Inc.,  (MTN, due 08/14/00)
02/15/00	(a)	5.750	 174,880,230
 228,000 	Citicorp,  (due 08/02/00)	12/02/99
12/02/99 (a)	5.439	 228,000,000
 22,500 	Citigroup, Inc.	02/03/00		6.261
22,505,344
 125,000 	Comerica Bank, (due 01/20/00)	12/20/99
(a)	5.533	 124,993,150
 100,000 	Comerica Bank, (due 02/14/00)	12/14/99
(a)	5.383	 99,994,932
 148,500 	Comerica Bank, (due 03/22/00)	02/22/00
(a)	5.650	 148,482,860
 266,000 	Commerzbank	02/11/00-02/23/00		5.650-
5.655	 265,980,578
 100,000 	Crestar Bank, (due 03/01/00)	02/03/00
(a)	5.740	 99,997,934
 401,000 	CS First Boston, Inc. LINCS, (Series 1998-3,
   due 02/15/00)	12/11/99	(a)	5.478	 401,000,000
 350,000 	CS First Boston, Inc. LINCS, (Series 1998-4,
   Class 1, due 02/18/00) (144A)	12/17/00	(a)
5.493	 349,998,388
 375,000 	CS First Boston, Inc. SPARCS, (Series 1999,
   Class 4, due 01/24/00) 	01/23/00	(a)	6.220
375,000,000
 200,000 	Deutsche Bank	02/11/00		5.660
199,988,560
 350,000 	First Union National Bank, (due 03/10/00)
02/17/00	(a)	6.015	 349,991,964
 163,000 	Fleet Financial Group, (MTN, Series N,
   due 07/28/00)	01/28/00	(a)	6.274	 163,105,519
 25,000 	General Electric Capital Corp., (due
04/13/00)	01/13/00	(a)	6.124	 25,000,000
 200,000 	General Electric Capital Corp., (due
05/03/00)	02/03/00	(a)	6.111	 200,000,000
 75,000 	Key Bank NA, (due 09/07/00)	12/07/99
(a)	5.551	 75,025,852
 180,000 	Key Bank NA, (due 05/19/00)	12/20/99
(a)	5.693	 179,982,298
 220,000 	Lehman RACERS 1998-MM-7-1,
   (due 08/11/00) (144A)	12/18/99	(a)	5.509
220,000,000
 292,000 	Lehman RACERS 1999-25-MM-MBS,
   (due 09/06/00) (144A)	12/06/99	(a)	5.485
292,000,000
 25,497 	Merrill Lynch STEERS, (Series 1998, Class A,
   due 01/15/00)	12/15/99	(a)	5.538	 25,497,358
 200,000 	National City Bank, (due 03/10/00)	12/10/99
(a)	5.640	 199,970,484
 110,000 	National City Bank	02/10/00
5.650	 109,989,515
 248,500 	Royal Bank of Canada	02/17/00
5.645	 248,476,532
 138,000 	Southtrust Bank NA, (due 05/17/00)	02/17/00
(a)	5.640	 137,942,207
 21,000 	Wells Fargo Co.,  (Series J, MTN,	   due
03/10/00)	12/10/99	(a)	5.409	 20,996,508
Total Floating Rate Notes 5,540,513,298

REPURCHASE AGREEMENT (5.3%)
 820,000 	Goldman Sachs Repurchase Agreement,
   proceeds $820,128,694 (collateralized by
   $284,525,780 Federal Home Loan Mortgage
   Corp., 5.500% - 16.000% due 12/15/99 -
   11/01/29, valued at $28,464,638;
   $1,116,667,088 Federal National Mortgage
   Association, 5.50% - 12.50% due
   12/25/99 - 12/01/29 valued at $807,935,363)	12/01/99
5.650	 820,000,000

TAXABLE MUNICIPALS (0.3%) (v)
 41,145 	Sacramento County, (Series A, due 08/15/14),

   MBIA Insured	02/13/00	(a)	5.503	 41,142,249
 6,200 	Wake Forest University, (Series 1997,
   due 07/01/17), LOC-Wachovia Bank	12/01/99	(a)
5.590	 6,200,000
Total Taxable Municipals	47,342,249

TIME DEPOSITS - DOMESTIC (2.8%)
 436,639 	Suntrust Bank Cayman	12/01/99
5.438-5.563	 436,639,000

TIME DEPOSITS - FOREIGN (4.0%)
 150,000 	Bank of Montreal	12/01/99		5.500
150,000,000
 356,529 	Chase Nassau	12/01/99		5.500-
5.625	 356,529,000
 100,000 	Dresdner Bank Grand Cayman	12/01/99
5.500	 100,000,000
Total Time Deposits-Foreign	606,529,000

TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (101.0)%
 15,576,103,205
OTHERS LIABILITIES IN EXCESS OF ASSETS (-1.0%)
 (150,393,232)
NET ASSETS (100.0%)	15,425,709,973

(a)	 The date listed under the heading maturity date
represents an optional tender date or the next interest
rate
	  reset date. The final maturity date is indicated
in the security description.
(v)	 Rate shown reflects current rate on variable or
floating rate instrument or instrument with step coupon rate.

	 144A- Securities restricted for resale to Qualified Institutional Buyers.
  LOC - Letter of Credit.
  MBIA - Municipal Bond Investors Assurance Corp.
  MTN - Medium Term Note.
  RACERS - Restructured Asset Certificates.
  SPARCS - Structured Product Asset Return
  STEERS - Structured Enhanced Return Trust.



The Prime Money Market Portfolio
Statement of Assets and Liabilities
November 30, 1999

Assets
Investments at Amortized Cost and Value $15,576,103,205
Cash				1,160
Interest Receivable			101,273,087
Prepaid Expenses and Other Assets		39,625
Prepaid Trustees' Fees			7,258
        Total Assets			15,677,424,335

Liabilities
Payable for Investments Purchased	249,832,729
Advisory Fee Payable			1,252,710
Administrative Services Fee Payable		285,605
Administration Fee Payable			12,480
Fund Services Fee Payable			7,663
Accrued Expenses				323,175
        Total Liabilities		251,714,362
Net Assets
Applicable to Investors' Beneficial Interests			$15,425,709,973



The Prime Money Market Portfolio
Statement of Operations
For the Fiscal Year Ended November 30, 1999

Investment Income
Interest Income 				 $638,947,545

Expenses
Advisory Fee	$13,226,942
Administrative Services Fee	3,127,566
Custodian Fees and Expenses	1,467,725
Fund Services Fee		228,080
Administration Fee		147,749
Trustees' Fees and Expenses		93,415
Miscellaneous		159,972
        Total Expenses				18,451,449
Net Investment Income			620,496,096
Net Realized Loss on Investments	(502,599)
Net Increase in Net Assets Resulting from Operations
	$619,993,497


The Prime Money Market Portfolio
Statement of Changes in Net Assets

For the Fiscal		For the Fiscal
Year Ended		Year Ended
November 30, 1999		November 30, 1998
Increase in Net Assets

From Operations
Net Investment Income	620,496,096
339,699,391
Net Realized Loss on Investments	(502,599)	(55,967)
    Net Increase in Net Assets Resulting from Operations
619,993,497 		339,643,424

Transactions in Investors' Beneficial Interests
Contributions	108,558,000,202 	48,705,487,837
Withdrawals		(101,532,507,632)
	(45,584,553,162)
   Net Increase from Investors' Transactions
7,025,492,570 		3,120,934,675
   Total Increase in Net Assets
7,645,486,067 		3,460,578,099
Net Assets
Beginning of Year				7,780,223,906
	4,319,645,807
End of Year				15,425,709,973
7,780,223,906


For the Fiscal Year Ended November 30,
1999		1998		1997		1996		1995
Ratios to Average Net Assets
       Net expenses		0.15%		0.17%
0.18%		0.19%		0.19%
       Net investment income				5.07%
5.48%		5.43%		5.29%		5.77%
       Expenses without
           reimbursement	--		--		--
0.19%		--


1.	Organization and Significant
	Accounting Policies

The Prime Money Market Portfolio (the "portfolio'') is registered under the Investment Company Act of 1940, as amended, as a no-load diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on November 4, 1992.
The portfolio's investment objective is to maximize current income consistent with the preservation of capital and same-day liquidity. The portfolio commenced operations on July 12, 1993. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

a)	Investments are valued at amortized cost which
approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

The portfolio's custodian or designated subcustodians, as the case may be under the tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

b)	Securities transactions are recorded on a trade
date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

c)	The portfolio intends to be treated as a
partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2.	Transactions with Affiliates

a)	The portfolio has an Investment Advisory Agreement
with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New
York ("Morgan'') and a wholly owned subsidiary of J.P.
Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio pays JPMIM at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the fiscal year ended November 30, 1999 such fees amounted to $13,226,942.

b)	The portfolio has retained Funds Distributor, Inc.
("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-
Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay
FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended November 30, 1999, the fee for these services amounted to $147,749.

c)	The portfolio has an Administrative Services
Agreement (the "Services Agreement'') with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay
Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series
Trust in accordance with the following annual schedule:
0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended November 30, 1999, the fee for these services amounted to $3,127,566.

d)	The portfolio has a Fund Services Agreement with
Pierpont Group, Inc. ("Group'') to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $228,328 for the fiscal year ended November 30, 1999.

e)	An aggregate annual fee of $75,000 is paid to each
trustee for serving as a trustee of the trust, the J.P.
Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The
Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $43,400.

To the Trustees and Investors of
The Prime Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Prime Money Market Portfolio (the
"portfolio") at November 30, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United
States. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management;
our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November
30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
New York, New York
January 14, 2000


FUND DISTRIBUTOR
THE MANAGERS FUNDS, L.P.
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

CUSTODIAN

State Street Bank and Trust
 Company
1776 Heritage Drive
North Quincy, Massachusetts
 02171

LEGAL COUNSEL

Swidler Berlin Shereff
 Friedman, LLP
919 Third Avenue
New York, New York 10022

TRANSFER AGENT

Boston Financial Data Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

TRUSTEES

Jack W. Aber
William E. Chapmann, II
Sean Healey
Edward J. Kaier
Madeline H. McWhinney
Steven J. Paggioli
Eric Rakowski
Thomas R. Schneeweis

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded by an effective prospectus.

THE MANAGERS FUNDS

EQUITY FUNDS:
----------------
INCOME EQUITY FUND
  Scudder Kemper Investments, Inc.
  Chartwell Investment Partners, L.P.

CAPITAL APPRECIATION FUND
  Essex Investment Management
  Co., LLC
  Roxbury Capital Management, LLC

SPECIAL EQUITY FUND
  Liberty Investment Management
  Pilgrim Baxter & Associates, Ltd.
  Westport Asset Management, Inc.
  Kern Capital Management, LLC

INTERNATIONAL EQUITY
  FUND
  Scudder Kemper Investments, Inc.
  Lazard Asset Management Co.

EMERGING MARKETS
  EQUITY FUND
  Rexiter Capital Management Limited

INCOME FUNDS:
------------------------

MONEY MARKET FUND
  J.P. Morgan Investment Management Inc.

SHORT AND INTERMEDIATE
  BOND FUND
  Standish, Ayer & Wood, Inc.

BOND FUND
  Loomis, Sayles & Company, L.P.

GLOBAL BOND FUND
  Rogge Global Partners


www.managersfunds.com